SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim condensed CFS of YS Group were prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”). These unaudited interim condensed CFS do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of YS Group’s management, the accompanying unaudited interim condensed CFS contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of YS Group for each of the periods presented. The results of operations for the six months ended September 30, 2022 are not necessarily indicative of results to be expected for any other interim periods or for the year ending March 31, 2023. These unaudited interim condensed CFS should be read in conjunction with YS Group’s audited CFS for the years ended March 31, 2022 and 2021.

Basis of Consolidation

The CFS include the financial statements of YS Group and its wholly-owned subsidiaries. All significant intercompany transactions and balances were eliminated in consolidation. The CFS were prepared on a historical cost basis, except for financial assets and financial liabilities which were measured at fair value. The functional currency of YS Group and its Hong Kong subsidiary, US subsidiary is the United States dollars (“US$”). The functional currency of YS Group’s Singapore subsidiary is the Singapore dollars (“S$”). The functional currency of YS Group’s PRC subsidiaries is the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of Accounting Standard Codifications (“ASC”) as promulgated by the Financial Accounting Standards Board, ASC 830, Foreign Currency Matters (“ASC 830”). YS Group uses the RMB as its reporting currency.

The business reorganization as described in Note 1 was treated as a recapitalization of entities under common control and the accompanying CFS of YS Group give retroactive effect to this transaction.

Use of Estimates

The preparation of the CFS in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in these CFS include, but are not limited to, the valuation of YS Group’s convertible redeemable preferred shares and ordinary shares, accrual of stock-based compensation expense, allowance for doubtful accounts and obsolete inventories, useful life of property, plant and equipment, income taxes and uncertain tax positions. Actual amounts could differ from those estimates. Changes in estimates are recorded in the period in which they become known. Due to the risks and uncertainties involved in YS Group’s business and evolving market conditions and, given the subjective element of the estimates and assumptions made, actual results may differ from estimated results.

Foreign Currency Translation

YS Group’s CFS are reported using the RMB. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect. The equity denominated in the functional currency is translated at the historical rate of exchange then in time of capital transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Foreign currency translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in YS Group’s consolidated statements of changes in shareholders’ deficit. Gains and losses from foreign currency transactions are included in YS Group’s consolidated statements of operations and comprehensive loss.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. The following table outlines the currency exchange rates used in preparing YS Group’s CFS:

			Six Months Ended September 30,
	September 30, 2022	March 31, 2022	2022	2021
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss
RMB:1$	7.0998	6.3482	6.7240	6.5284
RMB:1S$	4.9717	4.6932	4.8325	4.8200

Convenience translation

Amounts in $ are presented for the convenience of the reader and translated at $1.00 to RMB7.0998, the central parity rate release of the People’s Bank of China on September 30, 2022. No representation is made that the RMB amounts could have been, or converted, realized or settled into $ at such rate.

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. YS Group maintains bank accounts in China. Cash balances in bank accounts in China are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted Cash

Restricted cash balances mainly relate to restrictions imposed on banks as cash deposits for the issuance of letters of credit. And it is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows.

Accounts Receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. YS Group reduces its accounts receivable by recording a bad debt allowance to account for the estimated impact of collection issues resulting from a client’s inability or unwillingness to pay valid obligations to YS Group. YS Group determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and best estimate of specific losses on individual exposures. YS Group establishes an allowance for doubtful accounts when there is objective evidence that YS Group may not be able to collect amounts due. Accounts receivable balances are written off after all collection efforts have been exhausted.

Advance to Suppliers

Advance to suppliers is amounts advanced to vendors or suppliers for providing raw materials to YS Group. The suppliers usually require advance payments when YS Group orders materials and the advance will be utilized to offset YS Group’s actual payment obligations. These amounts advanced are unsecured, non- interest bearing and generally short term in nature. YS Group will reduce its advance to suppliers by recording an allowance that approximates the extent of the advance that may not be realizable during the procurement process. YS Group did not record any allowance against its advance to suppliers as of September 30, 2022 or March 31, 2022.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost is determined on the weighted average basis and comprises all cost of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

YS Group reviews the carrying amounts of the inventories on quarterly to determine whether the inventories are carried at lower of carrying amount or net realizable value. The net realizable value is estimated based on current market situation and historical experience.

Adjustments are recorded to write down the cost of inventory based on the expiration date of raw materials and the estimate of future usage. Write-downs are recorded in cost of revenue in the consolidated statements of operations and comprehensive loss.

Property, Plant and Equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally expensed in the period in which it is incurred. When the recognition criteria are satisfied, the expenditure for a major reconstruction is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, YS Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.

Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicles	4 – 5 years
Leasehold improvements	Lesser of the lease term or life of assets

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each quarter end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of operations in the period the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets, net

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life is reviewed for appropriateness at each financial year end.

Intangible assets with indefinite useful lives or not yet available for use are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets, including vaccine licenses and patents with indefinite useful lives, are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Patents with definite useful lives are stated at cost less any impairment losses and are amortized on the straight- line basis over their estimated useful lives of 15 years. Software and laboratory information systems are amortized on the straight-line basis over their estimated useful lives of 10 years.

An intangible asset that is determined to have an indefinite useful life is not amortized until its useful life is determined to be no longer indefinite. Management evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Indefinite-lived intangible assets are subject to impairment testing at least annually.

Management believes that YS Group’s vaccine registration certificate that was granted by the Liaoning Food and Drug Administration (“FDA”) is an intangible asset with an indefinite useful life because the certificate may be renewed indefinitely at little cost and has historically been renewed by Liaoning Yisheng. Liaoning Yisheng intends to renew the certificate indefinitely, and has the ability to do so. Cash flows from the certificate are expected to continue indefinitely. Therefore, the vaccine registration certificate is not amortized until its estimated useful life is believed to be no longer indefinite.

All research and development costs are expensed incurred. Expenditure incurred on projects to develop new products is capitalized and deferred only when YS Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development. Product development expenditure which does not meet these criteria is expensed when incurred.

Land use rights: Prepaid land lease payments represent amounts paid for the rights to use land in the PRC and is recorded net of accumulated amortization. Amortization is provided on a straight-line basis over the term of the lease agreement, which ranges from 48.75 to 50 years.

Impairment of Long-lived Assets

YS Group reviews long-lived assets, including definitive-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When such events occur, YS Group assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If YS Group identifies an impairment, YS Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in general and administrative expenses in the consolidated statements of operations. YS Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. YS Group did not record any impairment charges during the six months ended September 30, 2022 or during the fiscal year ended March 31, 2022.

Concentrations of Credit Risk and Significant Suppliers

Financial instruments that potentially subject YS  Group to concentration of  credit risk consist of  cash.  YS Group mitigates this risk by maintaining its cash with high quality, accredited financial institutions. As of September 30, 2022, YS Group’s cash was deposited at more than two financial institutions and it did not have any foreign currency exchange contracts, option contracts or other hedging arrangements. YS Group has not experienced any losses on its deposits of cash and does not believe that it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

YS Group’s sales are made primarily to Centers for Disease Control and Prevention (“CDCs”) located in China. YS Group does not have a concentration of its revenue and accounts receivable with specific customers. As of September 30, 2022 and 2021, there was no customer which accounted for more than 10% of YS Group’s accounts receivable balance. During the six months ended September 30, 2022 and 2021, there was no customer that accounted for more than 10% of YS Group’s net revenues.

Details of percentage of YS Group’s top 5 vendors accounting for total purchases are as follows:

	Six Months Ended September 30, 2022
	(RMB)	($)
	(Unaudited)	(Unaudited)
Vendor A	21,661,500	$3,051,001	38.8%
Vendor B	10,053,600	1,416,040	18.0%
Vendor C	3,005,828	423,368	5.4%
Vendor D	2,009,315	283,010	3.6%
Vendor I	1,859,500	261,909	3.3%
Total	38,589,743	$5,435,328	69.1%

	Six Months Ended September 30, 2021
	(RMB)	($)
	(Unaudited)	(Unaudited)
Vendor A	11,283,000	$1,589,200	12.5%
Vendor F	9,028,170	1,271,609	10.0%
Vendor D	6,689,566	942,219	7.4%
Vendor G	6,063,000	853,968	6.7%
Vendor H	5,460,000	769,036	6.1%
Total	38,523,736	$5,426,032	42.7%

YS Group’s business operation has been, and may continue to be, negatively affected by the outbreak of COVID-19. While many of the restrictions on movements within China have been relaxed, there is great uncertainty around the future of the COVID — 19 outbreak and how it will impact YS Group’s operations, particularly in terms of the spread of Omicron virus in China.

Fair Value Measurements

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of YS Group’s financial instruments including cash, accounts receivable, advances to suppliers, amounts due from related parties, prepaid expenses and other current assets, short-term bank loans and other loans, accounts payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

YS Group’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

Social Security Insurance

Employees of YS Group’s subsidiaries that operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. According to the Social Insurance Law of the PRC (the “Social Security Insurance Law”) promulgated by the Standing Committee of the National People’s Congress (the “Standing Committee”) that became effective on December 29, 2018, there are five basic types of social security insurance, which include basic pension insurance, basic medical insurance, unemployment insurance, work-related injury insurance and maternity insurance (collectively known as “Social Security Insurance”). Both employees and employers make contributions for the first three kinds of the social security insurances; and only employers make contributions for the latter two kinds, which means the employers must pay all or a portion of the social insurance premiums for their employees. If YS Group does not fully comply with the relevant requirements and dose not made social insurance contributions in full to the social insurance scheme for the employees of PRC affiliated entities, YS Group will be required to make up the social insurance contributions as well as to pay late fees at the rate of 0.05% per day of the outstanding amount from the due date. If YS Group fails to make up for the shortfalls within the prescribed time limit, the relevant administrative authorities could impose a fine of one to three times the outstanding amount and file applications to competent courts for compulsory enforcement of payment and deposit. There was no fine or compulsory enforcement incurred by relevant authorities in connection with the delayed payment of YS Group. As of September 30, 2022 and March 31, 2022 (audited), YS Group’s had recorded late fee of RMB9.7 million and RMB9.5 million, respectively for its liabilities for social security insurance (see Note 12). During six months ended September 30, 2022 and 2021, YS Group’s recognized late fees related to social security insurance of approximately, RMB0.3 million and RMB1.4 million, respectively.

Leases

Under ASC Topic 842, Leases (“ASC 842”), YS Group determines if an arrangement is or contains a lease at inception. For leases with a term of 12 months or less, YS Group does not recognize a right-of-use (“ROU”) asset or lease liability. YS Group’s operating leases are recognized on its consolidated balance sheets as noncurrent assets, current liabilities and noncurrent liabilities. YS Group does not have any finance leases.

ROU assets represent YS Group’s ROU an underlying asset for the lease term and lease liabilities represent YS Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As YS Group’s leases typically do not provide an implicit rate, YS Group uses an estimate of its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The lease terms may include options to extend or terminate the lease when it is reasonably certain that YS Group will exercise that option. Lease expense is recognized on a straight- line basis over the lease term. For leases with terms greater than 12 months, YS Group records the related asset and lease liability at the present value of lease payments over the lease term. For leases with terms less than 12 months, YS Group records rents in administrative expenses.

Government Grants

Government grants represent primarily subsidies received from PRC governments for operating a business in their jurisdictions and in compliance with specific policies promoted by the government authorities. YS Group’s PRC-based subsidiaries received specific subsidies and other subsidies from certain local governments. Specific subsidies are subsidies the local government set certain conditions. Other subsidies are subsidies the local government has not set any conditions and are not tied to future trends or performance of YS Group, receipt of such subsidy is not contingent upon any further actions or performance of YS Group and the amounts do not have to be refunded under any circumstances. Specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS Group is not required.

Government grants for research and development (“R&D”) are recognized as a reduction to R&D expenses when the conditions attached to the grants are met or recognized as government grants recognized in income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the related depreciation and amortization expenses in the same manner as the property, plant and equipment are depreciated.

Convertible Redeemable Preferred Shares

YS Group has 2 classes of preferred shares: Series A and Series B with Series A consists of Series A and Series A-1 (collectively, the “Convertible Redeemable Preferred Shares”). These Convertible Redeemable Preferred Shares are considered “probable of becoming redeemable” as one of the redemption events depends solely on the passage of time, and the shares become redeemable following the respective anniversary of the issuance date.

Since the Series A, Series A-1 and Series B Preferred Shares are redeemable at a determinable price on a determinable date, at the option of the holder, or upon occurrence of an event that depends solely on the passage of time, the Series A, they are accounted for as mezzanine equity on the consolidated balance sheets.

The mezzanine equity is carried at the higher of (1) the carrying amount after the attribution of net income of YS Group or (2) the expected redemption value. YS Group accretes the difference between the initial carrying value and the ultimate redemption price using the effective interest rate method from the issuance dates to the earliest possible redemption date.

Revenue from Contracts with Customers

YS Group follows ASC 606 — “Revenue from Contracts with Customers” for all periods presented. ASC 606 established principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from our contracts to provide services to customers. Based on the following five steps analysis, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration YS Group expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract; Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when YS Group satisfies a performance obligation

YS Group is principally engaged in the research, development, manufacturing and sale of vaccines and therapeutic biologics. YS Group’s revenues primarily are from sales of vaccines. The core principle underlying the revenue recognition ASC 606 is that YS Group recognizes revenue to represent the transfer of vaccines to customers in an amount that reflects the consideration to which YS Group expects to be entitled in such exchange. This requires YS Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time. YS Group’s sales contracts of vaccines have one single performance obligation that is to sell vaccines to the customers. The sales contracts with customers do not involve variable considerations, such as discounts and rebates. And according to the historical operation, circumstance of discounts and rebates have never occurred. The customer pays after acceptance of the vaccines. According to ASC 606, the relevant revenue recognition is based on a point in time of customer acceptance confirmation.

In accordance with ASC606-10-55-36 through 55-40, YS Group evaluates whether it is appropriate to record the gross amount of vaccines and related costs or the net amount earned as commissions. When the entity is a principal, that the entity obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the entity is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized in the net amount for the amount of commission which the entity earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value-added taxes. YS Group sells vaccines to the customers, and it obtains control of the vaccines before customer acceptance confirmation. Therefore, YS Group is a principal, and the revenues are recognized according to the gross method.

Cost of Revenues

Cost of revenues consists primarily of the cost of merchandise sold and write-down of slow-moving or obsolete inventories.

General and Administrative Expenses

General and administrative expenses consist mainly of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees, and provision for bad debts, value-added taxes and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Selling Expenses

Selling expenses consist mainly of payroll and benefits for employees involved in the sales and distribution functions, meeting/event fees, promotion fees, marketing and selling expenses that are related to events and activities at YS Group’s service centers designed to promote product sales as well as operating expenses related to the service centers.

Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development projects, primarily consist of salaries and other employee benefits, testing and clinical trial expenses, consulting service fees, depreciation and amortization, and office and leasing expenses. All costs associated with research and development are expensed as incurred.

Other Income (Expenses), net

Other income (expenses) consists of miscellaneous income and expenses not directly related to YS Group’s core business operations. Other income primarily consists of recovery of previously written-off accounts receivable, and write-off of payment obligations that are either more than three years old or no longer justifiable. Other expenses primarily consist of late fees related to YS Group’s income tax and social security insurance payment obligations, charitable donation, medical waste disposal fee and financial expenses.

From December 2013 to June 2019, because YS Group did not have a certificate of Good Manufacturing Practice, YS Group stopped its production activities and did not pay any income taxes nor social security insurance for its employees. During the six months ended September 30, 2021, YS Group  accrued  RMB1.4 million of late fees related to its social security insurance. During the six months ended September 30, 2022, YS  Group accrued RMB0.3 million of  late fees related to its social security insurance. During the  six months ended September 30, 2022 and 2021, YS Group paid RMB RMB0.1 million and RMB86.2 million of late fees for social security insurance and tax, respectively.

Income Taxes

Cayman Islands. Under the current laws of the Cayman Islands, YS Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by YS Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong. Under the Hong Kong tax laws, Yisheng Hong Kong is exempted from profit tax on its foreign- sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore. The subsidiary incorporated in Singapore files separate income tax returns in Singapore and paid Singapore statutory income tax of 17%.

China. Pursuant to the PRC Corporate Income Tax Law and the respective regulations, subsidiaries operating in China are subject to corporate income tax at a statutory rate of 25% on the taxable income.

United States. The subsidiary incorporated in Maryland, United States (“U.S.”) is subject to statutory U.S. federal corporate income tax at a rate of 21% and state income tax in Maryland at a rate of 8.25%.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the Relevant Periods, taking into consideration interpretations and practices prevailing in the countries in which YS Group operates.

Deferred tax is provided, using the liability method in accordance with ASC740, Income Taxes (“ASC 740”), on all temporary differences at the end of each of the Relevant Periods between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the Relevant Periods.

Deferred tax assets and liabilities are offset if and only if YS Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

YS Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

YS Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as non-operating expense.

Value Added Tax (“VAT”)

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The VAT payable is presented in the account of accrued expenses and other liabilities.

Taxes other than Income Tax

Under the PRC Tax Law, taxes other than income tax primarily include additional tax calculated based on value-added tax payable, individual income tax, property tax, etc.

Share-based Compensation

YS Group operates a share option scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of YS Group’s operations. Employees (including directors) of Company receive granted shares and share options in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees for grants is measured by reference to the fair value of the equity instruments at the date when they are granted. The fair value is determined by an external valuer using a binomial model. The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled.

The cumulative expense recognized for equity-settled transactions at the end of each of the periods until the vesting date reflects the extent to which the vesting period has expired and YS Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the statement of profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period. Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the YS Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognized. Where awards include a market or non-vesting condition, the transactions are treated as vesting irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non- vesting conditions within the control of either the YS Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from YS Group not using RMB as its functional currency.

Shareholders’ Contribution

Main sources of shareholders’ contribution include debt forgiveness from related parties and cash donations from shareholders.

Loss Per Share

In accordance with ASC 260, Earnings Per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares plus dilutive equivalent shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. No potential common shares were included in the computation of diluted loss per share when a loss from continuing operation exists.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with YS Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in the CFS for details on YS Group’s business segments.

YS Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by YS Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. YS Group’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of YS Group.

Based on management’s assessment, YS Group has only one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

YS Group’s non-current assets are located in the PRC and other countries. The location of these non-current assets can be aggregated to form the reportable geographical segment.

Significant Risks

Currency risk

A majority of YS Group’s expenses are denominated in RMB and a significant portion of YS Group and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by YS Group in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

YS Group’s condensed total assets by geographical area and it’s denominated currency are shown below:

	Denominated	March 31, 2022		September 30, 2022
	Currency	(RMB)		(RMB)	(US$)
				(unaudited)	(unaudited)
PRC	RMB	1,155,124,790	80%	1,316,093,351	$185,370,484	85%
Hong Kong		$2,666,762	0%	194,452,627	27,388,465	13%
Singapore	S$	26,168,621	2%	29,843,991	4,203,497	2%
United States		$5,181,433	0%	4,104,976	578,182	0%
Cayman		$252,611,535	18%	3,943,175	555,392	0%
Total		1,441,753,141	100%	1,548,438,120	$218,096,020	100%

YS Group maintains bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for YS Group’s accounts, as its aggregate deposits amount are higher than the compensation limit, which is RMB500,000 for one bank. However, YS Group believes the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and YS Group believes those Chinese banks that hold YS Group’s cash are financially sound based on public available information.

Concentration and political risk

Currently, all of YS Group’s operations are carried out in the PRC. Accordingly, YS Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. YS Group’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. YS Group’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Although YS Group has not experienced losses from these situations and believes it is in compliance with existing laws, this may not be indicative of future results.

Interest rate risk

Fluctuations in market interest rates may negatively affect YS Group’s financial condition and results of operations. YS Group is exposed to floating interest rate risk on cash deposits and floating rate borrowings, and the risks due to changes in interest rates is not material. YS Group has not used any derivative financial instruments to manage YS Group’s interest risk exposure.

Related Parties

A party is considered related to YS Group if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with YS Group. Related parties also include principal owners of YS Group, its management, members of the immediate families of principal owners of YS Group and its management and other parties with which YS Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recently Issued Accounting Pronouncements

In June 2016,  the  FASB  issued  Accounting  Standards  Update  (“ASU”)  2016-13,  Financial  Instruments — Credit Losses (Topic 326). The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. YS Group is still evaluating the impact of accounting standard of credit losses on YS Group’s CFS.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles in Topic 740, and improves consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. YS Group will adopt this ASU within annual reporting period of March 31, 2023 and expects that the adoption of this ASU will not have a material impact on YS Group’s CFS

YS Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on YS Group’s consolidated financial position, statements of Income and comprehensive income and cash flows.

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These CFS and related notes of YS Group were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented were made.

Basis of Consolidation

The CFS include the financial statements of YS Group and its wholly-owned subsidiaries. All significant intercompany transactions and balances were eliminated upon consolidation. The CFS were prepared on a historical cost basis, except for financial assets and financial liabilities which have been measured at fair value.

The functional currency of YS Group and its Hong Kong subsidiary, US subsidiary is the United States  dollars (“US$”). The functional currency of YS Group’s Singapore subsidiary is the Singapore dollars (“S$”). The functional currency of YS Group’s PRC subsidiaries is the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of Accounting Standard Codifications (“ASC”) as promulgated by the Financial Accounting Standards Board, ASC 830, Foreign Currency Matters (“ASC 830”). YS Group uses the RMB as its reporting currency.

The business reorganization as described in Note 1 was treated as a recapitalization of entities under common control and the accompanying CFS of YS Group give retroactive effect to this transaction.

Use of Estimates

The preparation of the CFS in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in these CFFS include, but are not limited to, the valuation of YS Group’s convertible redeemable preferred shares and ordinary shares, accrual of stock-based compensation expense, allowance for doubtful accounts and obsolete inventories, useful life of property, plant and equipment, income taxes and uncertain tax positions. Actual amounts could differ from those estimates. Changes in estimates are recorded in the period in which they become known. Due to the risks and uncertainties involved in YS Group’s business and evolving market conditions and, given the subjective element of the estimates and assumptions made, actual results may differ from estimated results.

Foreign Currency Translation

YS Group’s CFS are reported using the RMB. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Foreign currency translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in YS Group’s consolidated statements of changes in shareholders’ deficit. Gains and losses from foreign currency transactions are included in YS Group’s consolidated statements of operations and comprehensive loss.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. The following table outlines the currency exchange rates used in preparing YS Group’s CFS:

			For the Years Ended
	As of March 31,		March 31,
	2022	2021	2022	2021
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss
RMB:1US$	6.3482	6.5713	6.4598	6.8282
RMB:1S$	4.6932	4.8768	4.7850	4.9246

Convenience translation

Amounts in US$ are presented for the convenience of the reader and translated at US$1.00 to RMB6.3482, representing the central parity rate release of the People’s Bank of China on March 31, 2022. No representation is made that the RMB amounts could have been, or converted, realized or settled into US$ at such rate.

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. YS Group maintains bank accounts in China. Cash balances in bank accounts in China are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. YS Group reduces its accounts receivable by recording a bad debt allowance to account for the estimated impact of collection issues resulting from a client’s inability or unwillingness to pay valid obligations to YS Group. YS Group determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and best estimate of specific losses on individual exposures. YS Group establishes an allowance for doubtful accounts when there is objective evidence that YS Group may not be able to collect amounts due.

Accounts receivable balances are written off after all collection efforts have been exhausted.

Advance to Suppliers

Advance to suppliers represent amounts advanced to vendors or suppliers for providing raw materials to YS Group. The suppliers usually require advance payments when YS Group orders materials and the advance will be utilized to offset YS Group’s actual payment obligations. These amounts advanced are unsecured, non- interest bearing and generally short term in nature. YS Group will reduce its advance to suppliers by recording an allowance that approximates the extent of the advance that may not be realizable during the procurement process. YS Group did not record any allowance against its advance to suppliers as of March 31, 2022, 2021.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost is determined on the weighted average basis and comprises all cost of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

YS Group reviews the carrying amounts of the inventories on a quarterly basis to determine whether the inventories are carried at lower of carrying amount or net realizable value. The net realizable value is estimated based on current market situation and historical experience.

Adjustments are recorded to write down the cost of inventory based on the expiration date of raw materials and the estimate of future usage. Write-downs are recorded in cost of revenue in the consolidated statements of operations and comprehensive loss.

Property, Plant and Equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of operations in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major reconstruction is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, YS Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.

Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicle	4 – 5 years
Leasehold improvement	Lesser of the lease term or life of assets

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each quarter end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of operations in the period the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets, net

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life is reviewed for appropriateness at each financial year end.

Intangible assets with indefinite useful lives or not yet available for use are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets, including vaccine license and patent with indefinite useful lives, are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Patents with definite useful lives are stated at cost less any impairment losses and are amortized on the straight- line basis over their estimated useful lives of 15 years. Software and laboratory information system are amortized on the straight-line basis over their estimated useful lives of 10 years

An intangible asset that is determined to have an indefinite useful life is not amortized until its useful life is determined to be no longer indefinite. Management evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Indefinite-lived intangible assets are subject to impairment testing at least annually

Management believes that YS Group’s vaccine registration certificate that was granted by the Liaoning Food and Drug Administration (“FDA”) is an intangible asset with an indefinite useful life because the certificate may be renewed indefinitely at little cost and has historically been renewed by Liaoning Yisheng. Liaoning Yisheng intends to renew the certificate indefinitely, and has the ability to do so. Cash flows from the certificate are expected to continue indefinitely. Therefore, the vaccine registration certificate is not amortized until its estimated useful life is believed to be no longer indefinite.

All research and development costs are charged to the statement of operations as incurred. Expenditure incurred on projects to develop new products is capitalized and deferred only when YS Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development. Product development expenditure which does not meet these criteria is expensed when incurred.

Land use rights: Prepaid land lease payments represent amounts paid for the rights to use land in the PRC and is recorded net of accumulated amortization. Amortization is provided on a straight-line basis over the term of the lease agreement, which ranges from 48.75 to 50 years.

Impairment of Long-lived Assets

YS Group reviews long-lived assets, including definitive-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such events occur, YS Group assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If YS Group identifies an impairment, YS Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in general and administrative expenses in the consolidated statements of operations. YS Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. YS Group did not record any impairment charges during the years ended March 31, 2022 and 2021.

Concentrations of Credit Risk and Significant Suppliers

Financial instruments that potentially subject YS Group to concentration of credit risk consist of cash. YS Group mitigates this risk by maintaining its cash with high quality, accredited financial institutions. As of March 31, 2022, YS Group’s cash was deposited at more than two financial institutions and it did not have any foreign currency exchange contracts, option contracts or other hedging arrangements. YS Group has not experienced any losses on its deposits of cash and does not believe that it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

YS Group’s sales are made primarily to Centers for Disease Control and Prevention (“CDCs”) located in China. YS Group does not have a concentration of its revenue and accounts receivable with specific customers. As of March 31, 2022 and 2021, there was no customers which accounted for more than 10% of YS Group’s accounts receivable balance. During the years ended March 31, 2022 and 2021, there were no customers that accounted for more than 10% of YS Group’s net revenues.

Details of percentage of YS Group’s top 5 vendors accounting for total purchases are as follows:

	For the Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	$5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%

	For the Year Ended March 31, 2021
	(RMB)	(US$)
Vendor A	32,063,500	$4,879,324	37.9%
Vendor F	5,781,888	879,870	6.8%
Vendor G	4,862,320	739,933	$5.7%
Vendor C	4,568,088	695,157	5.4%
Vendor H	3,199,200	486,844	3.8%
Total	50,474,996	$7,681,128	59.6%

Details of percentage of YS Group’s top 5 vendors accounting for accounts payable are as follows:

	As of March 31, 2022
	(RMB)	(US$)
Vendor E	1,420,549	$223,772	4.6%
Total	1,420,549	$223,772	4.6%

	As of March 31, 2021
	(RMB)	(US$)
Vendor A	1,225,510	$186,494	8.3%
Total	1,225,510	$186,494	8.3%

YS Group’s business operation has been, and may continue to be, negatively affected by the outbreak of COVID-19. While many of the restrictions on movements within China have been relaxed, there is great uncertainty around the future of the COVID-19 outbreak and how it will impact YS Group’s operations, particularly in terms of the spread of Omicron virus in China.

Fair Value Measurements

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of YS Group’s financial instruments including cash, accounts receivable, advances to suppliers, amounts due from related parties, prepaid expenses and other current assets, short-term bank loans and other loans, accounts payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

YS Group’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

Social Security Insurance

Employees of YS Group’s subsidiaries that operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. According to the Social Insurance Law of the PRC (the “Social Security Insurance Law”) promulgated by the Standing Committee of the National People’s Congress (the “Standing Committee”) that became effective on December 29, 2018, there are five basic types of social security insurance, which include basic pension insurance, basic medical insurance, unemployment insurance, work-related injury insurance and maternity insurance (collectively known as “social security insurance”). Both employees and employers make contributions for the first three kinds of the social security insurance; and only employers make contributions for the latter two kinds, which means the employers must pay all or a portion of the social security insurance premiums for their employees. If the YS Group does not fully comply with the relevant requirements and does not make social insurance contributions in full to the social insurance scheme for the employees of PRC affiliated entities, the YS Group will be required to make up the social insurance contributions as well as to pay late fees at the rate of 0.05% per day of the outstanding amount from the due date. If the YS Group fails to make up for the shortfalls within the prescribed time limit, the relevant administrative authorities could impose a fine of one to three times the outstanding amount and file applications to competent courts for compulsory enforcement of payment and deposit. No fine or compulsory enforcement had been imposed by relevant authorities in connection with the delayed payment of the social security insurance premiums by the YS Group. As of March 31, 2022 and 2021, YS Group’s recorded late fees of RMB9.5 million and RMB29.4 million, respectively, for its liabilities related to social security insurance (see Note 10). During the years ended March 31, 2022 and 2021, the YS Group recognized late fees related to social security insurance of approximately, RMB1.9 million and RMB7.7 million, respectively.

Leases

Under ASC Topic 842, Leases (“ASC 842”), YS Group determines if an arrangement is or contains a lease at inception. For leases with a term of 12 months or less, YS Group does not recognize a right-of-use (“ROU”) asset or lease liability. YS Group’s operating leases are recognized on its consolidated balance sheets as noncurrent assets, current liabilities and noncurrent liabilities. YS Group does not have any finance leases.

ROU assets represent YS Group’s right to use an underlying asset for the lease term and lease liabilities represent YS Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As YS Group’s leases typically do not provide an implicit rate, YS Group uses an estimate of its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The lease terms may include options to extend or terminate the lease when it is reasonably certain that YS Group will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. For leases with terms greater than 12 months, YS Group records the related asset and lease liability at the present value of lease payments over the lease term. For leases with terms less than 12 months, YS Group records rents in administrative expenses.

Government Grants

Government grants represent primarily subsidies received from PRC governments for operating a business in their jurisdictions and in compliance with specific policies promoted by the government authorities. YS Group’s PRC-based subsidiaries received specific subsidies and other subsidies from certain local governments. Specific subsidies are subsidies the local government has set certain conditions for the subsidies. Other subsidies are subsidies the local government has not set any conditions and are not tied to future trends or performance of YS Group, receipt of such subsidy is not contingent upon any further actions or performance of YS Group and the amounts do not have to be refunded under any circumstances. Specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS Group is not required.

Government grants for research and development (“R&D”) are recognized as a reduction to R&D expenses when the conditions attached to the grants are met or recognized as government grants recognized in income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the related depreciation and amortization expenses in the same manner as the property, plant and equipment are depreciated.

Convertible Redeemable Preferred Shares

YS Group has 2 classes of preferred shares: Series A and Series B with Series A consists of Series A and Series A-1 (collectively, the “Convertible Redeemable Preferred Shares”). These Convertible Redeemable Preferred Shares are considered “probable of becoming redeemable” as one of the redemption events depends solely on the passage of time, and the shares become redeemable following the respective anniversary of the issuance date.

Since the Series A, Series A-1 and Series B Preferred Shares are redeemable at a determinable price on a determinable date, at the option of the holder, or upon occurrence of an event that depends solely on the passage of time, the Series A, they are accounted for as mezzanine equity on the consolidated balance sheets.

The mezzanine equity is carried at the higher of (1) the carrying amount after the attribution of net income of YS Group or (2) the expected redemption value. YS Group accretes the difference between the initial carrying value and the ultimate redemption price using the effective interest rate method from the issuance dates to the earliest possible redemption date.

Revenue from Contracts with Customers

YS Group follows ASC 606 — “Revenue from Contracts with Customers” for all periods presented. ASC 606 established principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from its contracts to provide services to customers. Based on the following five steps analysis, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration YS Group expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract; Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and Step 5: Recognize revenue when YS Group satisfies a performance obligation

YS Group is principally engaged in the research, development, manufacturing and sale of vaccines and therapeutic biologics. YS Group’s revenues primarily streams from the sales of vaccines.

The core principle underlying the revenue recognition ASC 606 is that YS Group recognizes revenue to represent the transfer of vaccines to customers in an amount that reflects the consideration to which YS Group expects to be entitled in such exchange. This requires YS Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time. YS Group’s sales contracts of vaccines have one single performance obligation that is to sell vaccines to the customers. The sales contracts with customers do not involve variable considerations, such as discounts and rebates. And according to the historical operation, circumstance of discounts and rebates have never occurred. The customer pays after acceptance of the vaccines. According to ASC 606, the relevant revenue recognition is based on a point in time of customer acceptance confirmation.

In accordance with ASC606-10-55-36 through 55-40, YS Group evaluates whether it is appropriate to record the gross amount of vaccines and related costs or the net amount earned as commissions. When the entity is a principal, that the entity obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the entity is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized in the net amount for the amount of commission which the entity earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value-added taxes. YS Group sells vaccines to the customers, and it obtains control of the vaccines before customer acceptance confirmation. Therefore, YS Group is a principal, and the revenues should be recognized according to the gross method.

Cost of Revenues

Cost of revenues consists primarily of the cost of merchandise sold and write-down of slow-moving or obsolete inventories.

General and Administrative Expenses

General and administrative expenses consist mainly of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees, and provision for bad debts, value-added taxes and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Selling Expenses

Selling expenses consist mainly of payroll and benefits for employees involved in the sales and distribution functions, meeting/event fees, promotion fees, marketing and selling expenses that are related to events and activities at YS Group’s service centers designed to promote product sales as well as operating expenses related to the service centers.

Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development projects, primarily consist of salaries and other employee benefits, testing and clinical trial expenses, consulting service fees, depreciation and amortization, and office and leasing expenses. All costs associated with research and development are expensed as incurred.

Other Income (Expenses), net

Other income (expenses) consists of miscellaneous income and expenses not directly related to YS Group’s core business operations. Other income primarily consists of recovery of previously written-off accounts receivable, and write-off of payment obligations that are either more than three years old or no longer justifiable. Other expenses primarily consist of late fees related to YS Group’s income tax and social security insurance payment obligations, charitable donation, medical waste disposal fee and financial expenses.

From December 2013 to June 2019, because YS Group was undergoing the construction and certification process of new manufacturing plant, YS Group didn’t produce and market its rabies vaccine and did not pay any income taxes nor social security insurance for its employees. During the fiscal year ended March 31, 2021, YS Group accrued RMB7.7 million of late fees related to its social security insurance and RMB18.7 million of late fees on its tax. During the fiscal year ended March 31, 2022, YS Group accrued RMB1.9 million of late fees related to its social security insurance and RMB0.2 million of late fees related to its tax. During the fiscal years ended March 31, 2022 and 2021, YS Group paid RMB86.2 million and RMB5.0 million of late fees related to on social security insurance and tax, respectively.

Income Taxes

Cayman Islands. Under the current laws of the Cayman Islands, YS Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by YS Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong. Under the Hong Kong tax laws, Yisheng Hong Kong is exempted from profit tax on its foreign- sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore. The subsidiary incorporated in Singapore files separate income tax returns in Singapore and paid Singapore statutory income tax of 17%.

China. Pursuant to the PRC Corporate Income Tax Law and the respective regulations, subsidiaries operating in China are subject to corporate income tax at a statutory rate of 25% on the taxable income.

United States. The subsidiary incorporated in Maryland, United States is subject to statutory United States federal corporate income tax at a rate of 21% and state income tax in Maryland at a rate of 8.25%.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the Relevant Periods, taking into consideration interpretations and practices prevailing in the countries in which YS Group operates.

Deferred tax is provided, using the liability method in accordance with ASC740, Income Taxes (“ASC 740”), on all temporary differences at the end of each of the Relevant Periods between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the Relevant Periods.

Deferred tax assets and liabilities are offset if and only if YS Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

YS Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

YS Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as non-operating expense.

Value Added Tax (“VAT”)

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The VAT payable is presented in the account of accrued expenses and other liabilities.

Taxes other than Income Tax

Under the PRC Tax Law, taxes other than income tax primarily include additional tax calculated based on value-added tax payable, individual income tax, property tax, etc.

Share-based Compensation

YS Group operates a share option scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of YS Group’s operations. Employees (including directors) of Company receive granted shares and share options in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees for grants is measured by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by an external valuer using a binomial model. The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled.

The cumulative expense recognized for equity-settled transactions at the end of each of the relevant periods until the vesting date reflects the extent to which the vesting period has expired and YS Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to the statement of profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period. Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the YS Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognized. Where awards include a market or non-vesting condition, the transactions are treated as vesting irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non- vesting conditions within the control of either the YS Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from YS Group not using RMB as its functional currency.

Shareholders’ Contribution

Main sources of shareholders’ contribution include debt forgiveness from related parties and cash donations from shareholders. In fiscal 2021, YS Group’s related parties forgave amounts owed by YS Group that debts amounted to approximately RMB446,092,527. YS Group recorded the forgiveness as an increase in additional paid-in capital. In addition, shareholders donated approximately RMB1,589,200 cash to YS Group as additional paid-in capital in fiscal 2021.

Loss Per Share

In accordance with ASC 260, Earnings Per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares plus dilutive equivalent shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. No potential common shares was included in the computation of diluted loss per share when a loss from continuing operation exists.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with YS Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in the CFS for details on YS Group’s business segments.

YS Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by YS Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. YS Group’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of YS Group.

Based on management’s assessment, YS Group has only one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

YS Group’s non-current assets are located in the PRC and other countries. The location of these non-current assets can be aggregated to form the reportable geographical segment.

Significant Risks

Currency risk

A majority of YS Group’s expenses are denominated in RMB and a significant portion of YS Group and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by YS Group in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

YS Group maintains bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for YS Group’s accounts, as its aggregate deposits are higher than the compensation limit, which is RMB500,000 for one bank. However, YS Group believes the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and YS Group believes that those Chinese banks that hold YS Group’s cash are financially sound based on public available information.

Concentration and political risk

Currently, all of YS Group’s operations are carried out in the PRC. Accordingly, YS Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. YS Group’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. YS Group’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Although YS Group has not experienced losses from these situations and believes that it is in compliance with existing laws, this may not be indicative of future results.

Interest rate risk

Fluctuations in market interest rates may negatively affect YS Group’s financial condition and results of operations. YS Group is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. YS Group has not used any derivative financial instruments to manage YS Group’s interest risk exposure.

Related Parties

A party is considered to be related to YS Group if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with YS Group. Related parties also include principal owners of YS Group, its management, members of the immediate families of principal owners of YS Group and its management and other parties with which YS Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recently Issued Accounting Pronouncements

In June 2016,  the  FASB  issued  Accounting  Standards  Update  (“ASU”)  2016-13,  Financial  Instruments — Credit Losses (Topic 326). The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. YS Group is still evaluating the impact of accounting standard of credit losses on YS Group’s CFS.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles in Topic 740, and improves consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. YS Group will adopt this ASU within annual reporting period of March 31, 2023 and expects that the adoption of this ASU will not have a material impact on YS Group’s CFS

YS Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on YS Group’s consolidated financial position, statements of Income and comprehensive income and cash flows.